SCHEDULE OF PREPAYMENTS AND OTHER CURRENT ASSETS (Details) - Seamless Group Inc [Member] - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Contract asset		$ 4,657,799	$ 4,181,989
Safeguarding assets	$ 1,875,695	5,685,987	8,424,209
Other receivables		54,425	38,383
Prefunding to remittances partner		21,896,243	12,363,982
Deposits		1,438,316	3,086,382
Goods and services tax/ Value-added tax recoverable		13,842	18,049
Prepayments		503,123	332,866
Airtime stock		715,755	1,252,740
Inventory		162,227
Current tax recoverable		1,094,332	596,059
Others		1,240,134	902,829
Total	$ 26,645,326	$ 37,462,183	$ 31,197,488